Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 339,000
Foreign tax credit carryforwards, expiration start year	2015
State net operating losses carryforwards expiration start year	2029
Gross unrecognized tax benefits, including interest and penalties	34,475	22,411
Unrecognized tax benefit that if recognized would impact effective tax rate	30,085	16,274
Accrued for interest and penalties	$ 4,576	$ 3,751
Minimum
Income Taxes [Line Items]
State net operating losses carryforwards period	5 years
Maximum
Income Taxes [Line Items]
State net operating losses carryforwards period	20 years